REINSURANCE (DETAILS1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Direct Premiums	$ 46	$ 72	$ 56
Assumed Premiums Earned	1	1	2
Ceded Premiums	(46)	(48)	(26)
Premiums	1	25	32
Ceded Insurance Commissions And Fees	48	31	29
Policyholders' benefits ceded	$ 291	$ 125	$ 84